Principal Accounting Policies - Expected Credit Loss (Details)	Dec. 31, 2020	Jan. 01, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change In Accounting Principle Accounting Standards Update Immaterial Effect		true
ASU 2016-13
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Change In Accounting Principle Accounting Standards Update Immaterial Effect	true
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true